CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 4,634	$ 5,575
Restricted cash (note 7)	643	643
Accounts receivable, net of allowances for doubtful accounts of nil and $6 as of March 31, 2012 and 2013, respectively	3,958	3,724
Inventories (note 4)	2,957	3,970
Amount due from an equity method investee	110	174
Prepaid expenses and other current assets	1,114	424
Total current assets	13,416	14,510
Property, plant and equipment, net (note 5)	1,769	2,027
Deposit for purchase of property, plant and equipment	0	42
Investments in equity method investees (note 6)	0	0
Loan receivable (note 8)	167	0
TOTAL ASSETS	15,352	16,579
LIABILITIES AND EQUITY
Accounts payable	1,515	2,547
Long-term loans - current portion (note 9)	112	262
Obligations under capital leases (note 10)	0	3
Accrued expenses and other liabilities (note 11)	1,386	1,324
Income tax payable	158	153
Dividend payable	114	0
Total current liabilities	3,285	4,289
Deferred income taxes (note 3)	59	180
Long-term loans - net of current portion (note 9)	0	112
Total liabilities	3,344	4,581
Commitments and contingencies (note 12)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,783,874 shares issued and outstanding as of March 31, 2012 and 2013	38	38
Additional paid-in capital	11,340	11,340
Retained profits	628	634
Treasury shares, at cost - 5,049 shares as of March 31, 2012 and 2013 (note 13)	(14)	(14)
Accumulated other comprehensive income	16	0
Total Equity	12,008	11,998
TOTAL LIABILITIES AND EQUITY	$ 15,352	$ 16,579